Loans and Related Allowance for Credit Losses, Credit Quality Indicators for Auto Loans by Vintage (Details) - Total Consumer [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total loans	$ 378,586	$ 389,255
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Loan charge-offs, loans	4,118	3,462
Auto [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	13,880	14,069
Term loans by origination year, fiscal year before current fiscal year, finance receivable	9,243	13,414
Term loans by origination year, two years before current fiscal year, finance receivable	8,710	12,970
Term loans by origination year, three years before current fiscal year, finance receivable	7,616	4,544
Term loans by origination year, four years before current fiscal year, finance receivable	2,171	2,274
Term loans by origination year, more than five years before current fiscal year, finance receivable	747	491
Total loans	42,367	47,762
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, charge-offs	10	15
Term loans by origination year, fiscal year before current fiscal year, charge-offs	48	265
Term loans by origination year, two years before current fiscal year, charge-offs	246	392
Term loans by origination year, three years before current fiscal year, charge-offs	270	99
Term loans by origination year, four years before current fiscal year, charge-offs	55	52
Term loans by origination year, more than five years before current fiscal year, charge-offs	23	9
Loan charge-offs, loans	652	832
Auto [Member] | FICO 740 or more [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	8,758	9,460
Term loans by origination year, fiscal year before current fiscal year, finance receivable	6,197	6,637
Term loans by origination year, two years before current fiscal year, finance receivable	4,358	5,487
Term loans by origination year, three years before current fiscal year, finance receivable	3,199	1,853
Term loans by origination year, four years before current fiscal year, finance receivable	841	963
Term loans by origination year, more than five years before current fiscal year, finance receivable	249	176
Total loans	23,602	24,576
Auto [Member] | FICO 700 to 739 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	2,483	2,232
Term loans by origination year, fiscal year before current fiscal year, finance receivable	1,307	1,969
Term loans by origination year, two years before current fiscal year, finance receivable	1,188	1,861
Term loans by origination year, three years before current fiscal year, finance receivable	1,020	701
Term loans by origination year, four years before current fiscal year, finance receivable	307	347
Term loans by origination year, more than five years before current fiscal year, finance receivable	101	68
Total loans	6,406	7,178
Auto [Member] | FICO 660 to 699 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	1,689	1,405
Term loans by origination year, fiscal year before current fiscal year, finance receivable	864	1,745
Term loans by origination year, two years before current fiscal year, finance receivable	1,028	1,729
Term loans by origination year, three years before current fiscal year, finance receivable	930	623
Term loans by origination year, four years before current fiscal year, finance receivable	280	295
Term loans by origination year, more than five years before current fiscal year, finance receivable	95	61
Total loans	4,886	5,858
Auto [Member] | FICO 620 to 659 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	623	572
Term loans by origination year, fiscal year before current fiscal year, finance receivable	401	1,162
Term loans by origination year, two years before current fiscal year, finance receivable	667	1,228
Term loans by origination year, three years before current fiscal year, finance receivable	661	425
Term loans by origination year, four years before current fiscal year, finance receivable	198	195
Term loans by origination year, more than five years before current fiscal year, finance receivable	72	46
Total loans	2,622	3,628
Auto [Member] | FICO less than 620 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	319	388
Term loans by origination year, fiscal year before current fiscal year, finance receivable	455	1,876
Term loans by origination year, two years before current fiscal year, finance receivable	1,450	2,621
Term loans by origination year, three years before current fiscal year, finance receivable	1,775	915
Term loans by origination year, four years before current fiscal year, finance receivable	529	452
Term loans by origination year, more than five years before current fiscal year, finance receivable	223	130
Total loans	4,751	6,382
Auto [Member] | No FICO available [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	8	12
Term loans by origination year, fiscal year before current fiscal year, finance receivable	19	25
Term loans by origination year, two years before current fiscal year, finance receivable	19	44
Term loans by origination year, three years before current fiscal year, finance receivable	31	27
Term loans by origination year, four years before current fiscal year, finance receivable	16	22
Term loans by origination year, more than five years before current fiscal year, finance receivable	7	10
Total loans	100	140
Auto [Member] | Current-29 days past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	13,846	14,022
Term loans by origination year, fiscal year before current fiscal year, finance receivable	9,175	13,052
Term loans by origination year, two years before current fiscal year, finance receivable	8,415	12,376
Term loans by origination year, three years before current fiscal year, finance receivable	7,205	4,335
Term loans by origination year, four years before current fiscal year, finance receivable	2,042	2,161
Term loans by origination year, more than five years before current fiscal year, finance receivable	684	448
Total loans	41,367	46,394
Auto [Member] | 30 to 89 days past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	32	43
Term loans by origination year, fiscal year before current fiscal year, finance receivable	63	328
Term loans by origination year, two years before current fiscal year, finance receivable	270	545
Term loans by origination year, three years before current fiscal year, finance receivable	380	195
Term loans by origination year, four years before current fiscal year, finance receivable	122	106
Term loans by origination year, more than five years before current fiscal year, finance receivable	60	40
Total loans	927	1,257
Auto [Member] | 90 days or more past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	2	4
Term loans by origination year, fiscal year before current fiscal year, finance receivable	5	34
Term loans by origination year, two years before current fiscal year, finance receivable	25	49
Term loans by origination year, three years before current fiscal year, finance receivable	31	14
Term loans by origination year, four years before current fiscal year, finance receivable	7	7
Term loans by origination year, more than five years before current fiscal year, finance receivable	3	3
Total loans	$ 73	$ 111